UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS LEGG MASON VARIABLE GROWTH

QS LEGG MASON VARIABLE MODERATE GROWTH

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH

FORM N-Q

SEPTEMBER 30, 2015

QS LEGG MASON VARIABLE GROWTH

Schedules of investments (unaudited)	September 30, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		713,824	$12,806,000
QS Batterymarch International Equity Fund, Class IS Shares		1,093,772	15,487,813
QS Legg Mason Strategic Real Return Fund, Class IS Shares		604,528	7,024,615
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		38,558	7,870,821
ClearBridge Appreciation Fund, Class IS Shares		512,177	9,925,994
ClearBridge International Value Fund, Class IS Shares		668,905	6,321,153
ClearBridge Large Cap Growth Fund, Class IS Shares		94,573	3,200,334
ClearBridge Mid Cap Core Fund, Class IS Shares		191,896	6,265,388
ClearBridge Small Cap Growth Fund, Class IS Shares		316,586	8,357,872
QS Batterymarch Global Dividend Fund, Class IS Shares		1,057,244	11,312,509
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		618,147	9,717,266
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		754,002	8,045,206
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		184	2,112
Western Asset High Yield Fund, Class IS Shares		123,437	972,682
Western Asset Macro Opportunities Fund, Class IS Shares		262,623	2,804,810

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $89,965,702)			110,114,575

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $139,953)	0.125%	139,953	139,953

TOTAL INVESTMENTS - 100.0% (Cost - $90,105,655#)			110,254,528
Liabilities in Excess of Other Assets - (0.0%)			(17,520)

TOTAL NET ASSETS - 100.0%			$110,237,008

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	September 30, 2015

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	232,654	$4,173,818
QS Batterymarch International Equity Fund, Class IS Shares	253,788	3,593,641
QS Legg Mason Strategic Real Return Fund, Class IS Shares	214,974	2,498,002
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	11,394	2,325,814
ClearBridge Appreciation Fund, Class IS Shares	164,645	3,190,820
ClearBridge International Value Fund, Class IS Shares	162,948	1,539,854
ClearBridge Large Cap Growth Fund, Class IS Shares	32,304	1,093,152
ClearBridge Mid Cap Core Fund, Class IS Shares	56,873	1,856,891
ClearBridge Small Cap Growth Fund, Class IS Shares	102,991	2,718,959
QS Batterymarch Global Dividend Fund, Class IS Shares	383,539	4,103,872
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	175,672	2,761,570
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares	179,298	1,913,111
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	48,017	588,208
Western Asset Core Plus Bond Fund, Class IS Shares	357,009	4,105,605
Western Asset High Yield Fund, Class IS Shares	188,410	1,484,670
Western Asset Macro Opportunities Fund, Class IS Shares	144,821	1,546,685

TOTAL INVESTMENTS - 99.9% (Cost - $32,501,441#)		39,494,672
Other Assets in Excess of Liabilities - 0.1%		54,962

TOTAL NET ASSETS - 100.0%		$39,549,634

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	September 30, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		396,439	$7,112,118
QS Batterymarch International Equity Fund, Class IS Shares		392,662	5,560,098
QS Legg Mason Strategic Real Return Fund, Class IS Shares		527,590	6,130,599
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		18,242	3,723,818
ClearBridge Appreciation Fund, Class IS Shares		289,596	5,612,368
ClearBridge International Value Fund, Class IS Shares		385,039	3,638,620
ClearBridge Large Cap Growth Fund, Class IS Shares		47,360	1,602,659
ClearBridge Mid Cap Core Fund, Class IS Shares		100,883	3,293,840
ClearBridge Small Cap Growth Fund, Class IS Shares		190,505	5,029,338
QS Batterymarch Global Dividend Fund, Class IS Shares		920,063	9,844,671
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		252,084	3,962,764
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		178,951	1,909,407
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		672,371	8,236,547
Western Asset Core Plus Bond Fund, Class IS Shares		1,878,349	21,601,018
Western Asset High Yield Fund, Class IS Shares		736,881	5,806,621
Western Asset Macro Opportunities Fund, Class IS Shares		398,459	4,255,540

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $83,943,061)			97,320,026

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $325,437)	0.125%	325,437	325,437

TOTAL INVESTMENTS - 100.0% (Cost - $84,268,498#)			97,645,463
Liabilities in Excess of Other Assets - (0.0%)			(20,568)

TOTAL NET ASSETS - 100.0%			$97,624,895

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Variable Growth (formerly QS Legg Mason Variable Lifestyle Allocation 85%) (“Growth”), QS Legg Mason Variable Moderate Growth (formerly QS Legg Mason Variable Lifestyle Allocation 70%) (“Moderate Growth”) and QS Legg Mason Variable Conservative Growth (formerly QS Legg Mason Variable Lifestyle Allocation 50%) (“Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Effective May 1, 2015, each Portfolio’s name, investment policies and strategies were changed.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$110,114,575	—	—	$110,114,575

Short-term investments†	139,953	—	—	139,953

Total investments	$110,254,528	—	—	$110,254,528

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$39,494,672	—	—	$39,494,672

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$97,320,026	—	—	$97,320,026

Short-term investments†	325,437	—	—	325,437

Total investments	$97,645,463	—	—	$97,645,463

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth	$21,906,944	$(1,758,071)	$20,148,873
Moderate Growth	7,611,976	(618,745)	6,993,231
Conservative Growth	14,919,300	(1,542,335)	13,376,965

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2015. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2015.

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at September 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,394,676	$3,151,000	162,897	$3,503,552	189,159	—	—	$12,806,000	$189,291
QS Batterymarch International Equity Fund, Class IS Shares	13,104,169	6,547,000	413,984	3,530,918	236,587	—	—	15,487,813	(86,504)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	8,376,646	680,000	54,088	1,486,487	107,584	—	—	7,024,615	(131,542)
ClearBridge Aggressive Growth Fund, Class IS Shares	13,068,761	2,273,000	9,873	2,075,616	30,035	—	—	7,870,821	4,893,366
ClearBridge Appreciation Fund, Class IS Shares	14,372,234	2,970,000	143,782	5,969,930	335,436	—	—	9,925,994	1,006,510
ClearBridge International Value Fund, Class IS Shares	13,598,855	1,837,000	172,765	7,094,723	850,281	—	—	6,321,153	1,895,078
ClearBridge Large Cap Growth Fund, Class IS Shares	—	3,612,000	100,978	231,819	6,405	—	—	3,200,334	(1,886)
ClearBridge Mid Cap Core Fund, Class IS Shares	6,396,012	851,155	23,938	758,834	24,635	—	$2,155	6,265,388	88,593
ClearBridge Small Cap Growth Fund, Class IS Shares	9,137,740	3,199,000	106,545	2,834,203	97,316	—	—	8,357,872	64,847
QS Batterymarch Global Dividend Fund, Class IS Shares	—	12,893,947	1,141,566	952,836	84,322	$90,947	—	11,312,509	(10,478)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,343,449	2,707,000	157,717	3,734,144	390,309	—	—	9,717,266	2,990,128
Royce Small-Cap Value Fund, Institutional Class Shares*	8,866,582	2,205,000	183,028	2,162,940	179,795	—	—	8,045,206	(53,265)
Western Asset Core Plus Bond Fund, Class IS Shares	1,085,537	6,599,601	562,597	7,418,262	655,673	64,601	—	2,112	282,781
Western Asset High Yield Fund, Class IS Shares	6,716,098	534,557	63,391	6,293,868	725,463	134,557	—	972,682	(39,822)
Western Asset Total Return Unconstrained Fund, Class IS Shares	960,312	5,814,083	558,490	6,550,193	650,651	54,083	—	—	246,942
Western Asset Macro Opportunities Fund, Class IS Shares	—	3,165,000	289,401	293,490	26,778	—	—	2,804,810	(3,187)

	$124,421,071	$59,039,343		$54,891,815		$344,188	$2,155	$110,114,575	$11,330,852

*	Formerly Royce Value Fund.

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at September 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,814,718	$1,050,000	54,162	$1,265,052	69,051	—	—	$4,173,818	$81,862
QS Batterymarch International Equity Fund, Class IS Shares	3,588,836	1,511,000	95,486	1,372,856	92,665	—	—	3,593,641	(6,027)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	3,220,147	235,000	18,688	752,779	56,671	—	—	2,498,002	(41,195)
ClearBridge Aggressive Growth Fund, Class IS Shares	4,327,188	848,000	3,675	679,230	11,724	—	—	2,325,814	2,043,287
ClearBridge Appreciation Fund, Class IS Shares	4,805,448	1,033,000	49,936	2,091,024	120,622	—	—	3,190,820	417,215
ClearBridge International Value Fund, Class IS Shares	4,127,895	441,000	41,106	2,407,485	286,861	—	—	1,539,854	618,287
ClearBridge Large Cap Growth Fund, Class IS Shares	—	1,275,000	35,640	120,339	3,336	—	—	1,093,152	(384)
ClearBridge Mid Cap Core Fund, Class IS Shares	2,140,712	120,633	3,403	294,805	10,990	—	$633	1,856,891	84,918
ClearBridge Small Cap Growth Fund, Class IS Shares	2,428,636	1,149,000	38,267	440,303	16,966	—	—	2,718,959	65,283
QS Batterymarch Global Dividend Fund, Class IS Shares	—	4,742,948	419,940	411,328	36,401	$32,948	—	4,103,872	96
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	4,796,956	959,000	55,798	1,507,920	164,643	—	—	2,761,570	1,333,207
Royce Small-Cap Value Fund, Institutional Class Shares*	2,355,261	526,000	43,663	758,254	63,794	—	—	1,913,111	(4,773)
Western Asset Core Bond Fund, Class IS Shares	—	777,010	63,128	186,316	15,111	6,010	—	588,208	(1,214)
Western Asset Core Plus Bond Fund, Class IS Shares	4,417,098	2,951,231	252,081	3,178,102	274,547	122,231	—	4,105,605	35,675
Western Asset High Yield Fund, Class IS Shares	3,107,749	878,078	104,524	2,465,037	279,593	78,078	—	1,484,670	(65,979)
Western Asset Total Return Unconstrained Fund, Class IS Shares	3,510,159	1,926,595	185,050	5,017,880	521,918	56,595	—	—	435,715
Western Asset Macro Opportunities Fund, Class IS Shares	—	1,817,000	166,104	233,265	21,283	—	—	1,546,685	(2,962)

	$47,640,803	$22,240,495		$23,181,975		$295,862	$633	$39,494,672	$4,993,011

*	Formerly Royce Value Fund.

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at September 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$8,010,781	$2,329,000	121,049	$2,515,371	136,475	—	—	$7,112,118	$137,459
QS Batterymarch International Equity Fund, Class IS Shares	6,238,011	2,030,000	130,251	2,655,357	173,813	—	—	5,560,098	(112,457)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	7,702,306	657,000	52,494	1,740,058	129,955	—	—	6,130,599	(107,446)
ClearBridge Aggressive Growth Fund, Class IS Shares	6,857,026	1,685,000	7,331	1,949,299	19,898	—	—	3,723,818	2,670,760
ClearBridge Appreciation Fund, Class IS Shares	7,996,790	2,194,000	106,471	3,567,601	208,491	—	—	5,612,368	759,906
ClearBridge International Value Fund, Class IS Shares	6,153,417	1,554,000	146,630	3,307,475	370,840	—	—	3,638,620	563,519
ClearBridge Large Cap Growth Fund, Class IS Shares	—	1,890,000	52,827	197,182	5,467	—	—	1,602,659	(2,266)
ClearBridge Mid Cap Core Fund, Class IS Shares	3,935,051	141,132	3,984	526,369	21,591	—	$1,132	3,293,840	220,999
ClearBridge Small Cap Growth Fund, Class IS Shares	4,588,983	3,359,000	112,671	2,200,696	76,521	—	—	5,029,338	72,616
QS Batterymarch Global Dividend Fund, Class IS Shares	—	11,572,215	1,024,678	1,182,148	104,615	$79,215	—	9,844,671	(13,055)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,980,956	1,989,000	116,276	3,150,082	337,558	—	—	3,962,764	2,677,132
Royce Small-Cap Value Fund, Institutional Class Shares*	4,452,848	150,000	12,346	2,301,482	210,435	—	—	1,909,407	177,654
Western Asset Core Bond Fund, Class IS Shares	—	9,935,152	806,713	1,656,431	134,341	79,152	—	8,236,547	(9,821)
Western Asset Core Plus Bond Fund, Class IS Shares	27,736,954	6,909,486	589,982	12,219,842	1,094,533	629,486	—	21,601,018	566,649
Western Asset High Yield Fund, Class IS Shares	9,386,177	2,286,787	271,822	5,685,898	632,740	301,787	—	5,806,621	(255,447)
Western Asset Total Return Unconstrained Fund, Class IS Shares	13,019,602	2,793,943	268,316	14,571,153	1,517,798	178,943	—	—	1,289,679
Western Asset Macro Opportunities Fund, Class IS Shares	—	4,958,000	452,927	596,966	54,468	—	—	4,255,540	(5,893)

	$114,058,902	$56,433,715		$60,023,410		$1,268,583	$1,132	$97,320,026	$8,629,988

*	Formerly Royce Value Fund

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015